INVENTORIES	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
INVENTORIES

As at December 31,	2021	2020
Product inventories	$22.9	$26.6
Work in process	13.0	9.9
Ore stockpiles	189.2	168.5
Materials and supplies	109.4	96.5
	$334.5	$301.5
Less: non-current ore stockpiles included in other non-current assets (Note 21)	(167.3)	(149.4)
	$167.2	$152.1

During the year ended December 31, 2021, a charge of $1.6 million (2020: $6.2 million) was recorded within cost of sales excluding depletion, depreciation and amortization to reduce the carrying value of materials and supplies inventories to their net realizable value.